Guarantees - Credit recourse - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations
Adjustments To Indemnity Reserves On Loans Sold			$ 390	$ (343)	$ (12,959)
Serviced Mortgage Loans
Guarantor Obligations
Loans serviced			12,900,000	14,800,000
Serviced Mortgage Loans | Guarantee on loans sold or serviced with credit recourse | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations
Adjustments To Indemnity Reserves On Loans Sold		$ 4,400
Loans with Recourse
Guarantor Obligations
Loans serviced			900,000	1,200,000
Loans with Recourse | Serviced Mortgage Loans
Guarantor Obligations
Repurchased Loans			161,000	$ 57,000
Loans with Recourse | Serviced Mortgage Loans | Bulk loan repurchase
Guarantor Obligations
Repurchased Loans	$ 120,000		$ 120,000
Credit recourse reserve	$ (5,100)